FAIR VALUE MEASUREMENTS AND OTHER FINANCIAL INSTRUMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
FAIR VALUE MEASUREMENTS AND OTHER FINANCIAL INSTRUMENTS
Fair value hierarchy of financial assets and liabilities measured on a recurring basis

	September 30, 2021
(in millions)	Total Fair Value	Level 1	Level 2	Level 3
Cash equivalents	$2.9	$2.9	$—	$—
Restricted cash and compensating balance deposits	$7.3	$7.3	$—	$—
Interest rate swaps, net liability	$(14.8)	$—	$(14.8)	$—
Interest rate caps, net liability	$(0.8)	$—	$(0.8)	$—
Cross currency swaps, net liability	$(4.7)	$—	$(4.7)	$—
Contingent consideration	$(7.2)	$—	$—	$(7.2)

	December 31, 2020
	Total Fair Value	Level 1	Level 2	Level 3
Cash equivalents	$118.4	$118.4	$—	$—
Restricted cash and compensating balance deposits	$8.8	$8.8	$—	$—
Interest rate swaps, net liability	$(20.8)	$—	$(20.8)	$—
Contingent consideration	$(8.2)	$—	$—	$(8.2)

The following table details the fair value hierarchy of our financial assets and liabilities, which are measured at fair value on a recurring basis:

	December 31, 2020
	Total Fair
(in millions)	Value	Level 1	Level 2	Level 3
Cash equivalents	$118.4	$118.4	$—	$—
Restricted cash and compensating balance deposits	$8.8	$8.8	$—	$—
Interest rate swaps, net liability	$(20.8)	$—	$(20.8)	$—
Contingent consideration	$(8.2)	$—	$—	$(8.2)

	December 31, 2019
	Total
	Fair Value	Level 1	Level 2	Level 3
Cash equivalents	$12.4	$12.4	$—	$—
Restricted cash and compensating balance deposits	$14.0	$14.0	$—	$—
Foreign currency forward contracts, net liability	$2.0	$2.0	$—	$—
Interest rate swaps, net asset	$6.5	$—	$6.5	$—
Contingent consideration	$(12.5)	$—	$—	$(12.5)

Carrying amounts and estimated fair values of debt and Preferred Equity Certificates

	September 30, 2021		December 31, 2020
(in millions)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
2021 U.S. Dollar Term Loan(1)	$1,456.6	$1,477.4	$—	$—
2017 U.S. Dollar Term Loan(1)	—	—	859.1	856.3
U.S. Dollar Incremental Term Loan(1)	—	—	144.8	149.0
Euro Term Loan(1)	—	—	1,129.5	1,161.0
2021 Senior Notes(2)	493.8	507.7	—	—
2017 Senior Notes(2)	—	—	538.7	552.7
Revolving Credit Facility	—	—	—	—
Preferred Equity Certificates	—	—	641.7	641.7
	$1,950.4	$1,985.1	$3,313.8	$3,360.7
(1)	Carrying amounts are net of deferred financing costs and original issue discount.
(2)	Carrying amount is net of deferred financing costs.

The table below shows the carrying amounts and estimated fair values of our debt, all of which are based on Level 2 inputs:

	December 31, 2020		December 31, 2019
	Carrying		Carrying
(in millions)	Amount	Fair Value	Amount	Fair Value
US Dollar Term Loan(1)	$859.1	$856.3	$864.6	$863.4
US Dollar Incremental Term Loan(1)	144.8	149.0	—	—
Euro Term Loan(1)	1,129.5	1,161.0	1,042.5	1,058.8
Notes(2)	538.7	552.7	492.4	494.2
Revolving credit facility	—	—	120.0	120.0
Preferred Equity Certificates	641.7	641.7	588.4	588.4
	$3,313.8	$3,360.7	$3,107.9	$3,124.8
(1)	Carrying amounts are net of deferred financing costs and original issue discount.
(2)	Carrying amount is net of deferred financing costs.